UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07694

Morgan Stanley Emerging Markets Debt Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		201-830-8894

Date of fiscal year end:	December 31, 2013

Date of reporting period:	March 28, 2013

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

March 28, 2013 (unaudited)R

(Showing Percentage of Total Value of Investments)

		Face Amount (000)	Value (000)
Fixed Income Securities (92.7%)
Belarus (0.8%)
Sovereign (0.8%)
Republic of Belarus,
8.95%, 1/26/18		$2,260	$2,424

Brazil (10.1%)
Corporate Bonds (3.3%)
Banco BTG Pactual SA,
4.00%, 1/16/20 (a)		3,135	3,033
Banco Safra Cayman Islands Ltd.,
6.75%, 1/27/21		690	792
6.75%, 1/27/21 (a)(b)		1,360	1,562
Odebrecht Finance Ltd.,
6.00%, 4/5/23 (a)		2,411	2,712
7.13%, 6/26/42 (a)		2,520	2,867
			10,966
Sovereign (6.8%)
Banco Nacional de Desenvolvimento, Economico e Social,
5.50%, 7/12/20		2,300	2,605
5.50%, 7/12/20 (a)		1,960	2,220
6.37%, 6/16/18 (a)(b)		276	320
Brazil Minas SPE via State of Minas Gerais,
5.33%, 2/15/28 (c)		7,340	8,014
Brazilian Government International Bond,
4.88%, 1/22/21		2,308	2,689
7.13%, 1/20/37		3,290	4,581
Caixa Economica Federal,
3.50%, 11/7/22 (a)		1,760	1,689
			22,118
			33,084
Colombia (3.9%)
Sovereign (3.9%)
Colombia Government International Bond,
4.38%, 7/12/21		1,460	1,637
4.38%, 3/21/23	COP	5,507,000	3,129
6.13%, 1/18/41		$2,080	2,627
7.38%, 3/18/19		390	504
11.75%, 2/25/20		3,015	4,726
			12,623
Costa Rica (0.3%)
Sovereign (0.3%)
Costa Rica Government International Bond,
4.25%, 1/26/23 (a)		1,020	1,024

Dominican Republic (0.5%)
Sovereign (0.5%)
Dominican Republic International Bond,
7.50%, 5/6/21		1,320	1,486

	Face Amount (000)	Value (000)
Ecuador (0.1%)
Sovereign (0.1%)
Ecuador Government International Bond,
9.38%, 12/15/15	$355	$372

El Salvador (0.3%)
Sovereign (0.3%)
El Salvador Government International Bond,
5.88%, 1/30/25 (a)	940	990

Hungary (0.5%)
Sovereign (0.5%)
Hungary Government International Bond,
6.38%, 3/29/21 (b)	1,050	1,087
7.63%, 3/29/41	490	502
		1,589
India (0.3%)
Corporate Bond (0.3%)
Reliance Holdings USA, Inc.,
6.25%, 10/19/40 (a)	810	898

Indonesia (6.6%)
Sovereign (6.6%)
Indonesia Government International Bond,
6.88%, 1/17/18	320	379
7.75%, 1/17/38	630	882
7.75%, 1/17/38 (a)	1,353	1,895
11.63%, 3/4/19	430	626
11.63%, 3/4/19 (a)	2,169	3,156
Majapahit Holding BV,
7.75%, 1/20/20	7,590	9,335
Pertamina Persero PT,
4.88%, 5/3/22	350	365
5.25%, 5/23/21	870	940
Perusahaan Listrik Negara PT,
5.50%, 11/22/21	3,470	3,782
		21,360
Ivory Coast (0.5%)
Sovereign (0.5%)
Ivory Coast Government International Bond,
5.75%, 12/31/32	1,620	1,511

Kazakhstan (4.4%)
Sovereign (4.4%)
Development Bank of Kazakhstan JSC,
4.13%, 12/10/22 (a)	1,850	1,799
5.50%, 12/20/15	230	248
5.50%, 12/20/15 (a)	388	419
Intergas Finance BV,
6.38%, 5/14/17	700	788

		Face Amount (000)	Value (000)
KazMunaiGaz Finance Sub BV,
6.38%, 4/9/21		$1,510	$1,765
6.38%, 4/9/21 (a)		2,430	2,840
9.13%, 7/2/18		1,930	2,439
9.13%, 7/2/18 (a)		3,080	3,892
			14,190
Lithuania (0.4%)
Sovereign (0.4%)
Lithuania Government International Bond,
6.63%, 2/1/22 (a)		670	824
6.75%, 1/15/15 (a)		160	174
7.38%, 2/11/20		290	366
			1,364
Malaysia (0.8%)
Sovereign (0.8%)
Malaysia Government Bond,
3.21%, 5/31/13	MYR	8,110	2,620

Mexico (12.7%)
Corporate Bonds (1.1%)
Cemex SAB de CV,
9.00%, 1/11/18 (a)(b)		$412	458
9.50%, 6/15/18		480	561
9.50%, 6/15/18 (a)(b)		1,300	1,518
Tenedora Nemak SA de CV,
5.50%, 2/28/23 (a)		1,090	1,106
			3,643
Sovereign (11.6%)
Mexican Bonos,
8.00%, 6/11/20	MXN	66,500	6,447
Mexico Government International Bond,
3.63%, 3/15/22 (b)		$4,300	4,579
6.05%, 1/11/40		1,760	2,187
6.75%, 9/27/34		4,674	6,240
Pemex Project Funding Master Trust,
6.63%, 6/15/35 – 6/15/38		4,316	5,186
8.63%, 12/1/23		1,990	2,562
Petroleos Mexicanos,
4.88%, 1/24/22		1,800	1,998
5.50%, 1/21/21		5,430	6,258
8.00%, 5/3/19		1,750	2,249
			37,706
			41,349
Mongolia (0.3%)
Sovereign (0.3%)
Mongolia Government International Bond,
5.13%, 12/5/22 (a)		1,131	1,060

		Face Amount (000)	Value (000)
Panama (0.8%)
Sovereign (0.8%)
Panama Government International Bond,
5.20%, 1/30/20 (b)		$310	$363
7.13%, 1/29/26		1,140	1,541
8.88%, 9/30/27		483	749
			2,653
Peru (2.5%)
Corporate Bonds (0.2%)
Corp. Azucarera del Peru SA,
6.38%, 8/2/22 (a)		710	749

Sovereign (2.3%)
El Fondo MIVIVIENDA SA,
3.50%, 1/31/23 (a)		491	479
Peruvian Government International Bond,
7.35%, 7/21/25		1,390	1,969
8.20%, 8/12/26 (Units)(d)	PEN	9,000	4,868
			7,316
			8,065
Philippines (4.0%)
Sovereign (4.0%)
Philippine Government International Bond,
4.00%, 1/15/21		$6,756	7,482
8.38%, 6/17/19		1,491	2,017
9.50%, 2/2/30		2,200	3,613
			13,112
Poland (2.3%)
Sovereign (2.3%)
Poland Government International Bond,
3.00%, 3/17/23 (b)		6,850	6,651
5.00%, 3/23/22		770	882
			7,533
Romania (0.3%)
Sovereign (0.3%)
Romanian Government International Bond,
4.38%, 8/22/23 (a)		1,014	998

Russia (14.1%)
Corporate Bonds (2.3%)
Russian Railways via RZD Capital PLC,
5.70%, 4/5/22		2,600	2,873
Severstal OAO Via Steel Capital SA,
5.90%, 10/17/22 (a)(b)		2,150	2,145

		Face Amount (000)	Value (000)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC,
7.75%, 2/2/21 (a)(b)		$1,390	$1,560
VimpelCom Holdings BV,
7.50%, 3/1/22 (a)		820	914
			7,492
Sovereign (11.8%)
Russian Agricultural Bank OJSC Via RSHB Capital SA,
6.30%, 5/15/17 (a)		2,104	2,309
6.30%, 5/15/17		1,860	2,041
Russian Federal Bond - OFZ,
8.15%, 2/3/27	RUB	86,750	3,017
Russian Foreign Bond - Eurobond,
5.63%, 4/4/42 (a)		$11,200	12,600
7.50%, 3/31/30 (a)		919	1,140
7.50%, 3/31/30		4,984	6,184
12.75%, 6/24/28		4,225	8,091
Vnesheconombank Via VEB Finance PLC,
6.90%, 7/9/20		2,376	2,771
			38,153
			45,645
Serbia (0.4%)
Sovereign (0.4%)
Republic of Serbia,
5.25%, 11/21/17 (a)(b)		1,150	1,190

South Africa (2.3%)
Sovereign (2.3%)
Eskom Holdings SOC Ltd.,
5.75%, 1/26/21 (a)		3,556	3,867
5.75%, 1/26/21		2,370	2,577
Transnet SOC Ltd.,
4.00%, 7/26/22 (a)		970	934
			7,378
Sri Lanka (0.4%)
Sovereign (0.4%)
Sri Lanka Government International Bond,
5.88%, 7/25/22 (a)		490	511
6.25%, 10/4/20		100	107
6.25%, 10/4/20 (a)		650	695
			1,313
Thailand (0.4%)
Corporate Bond (0.4%)
PTT Global Chemical PCL,
4.25%, 9/19/22 (a)		1,370	1,436

	Face Amount (000)	Value (000)
Turkey (5.4%)
Sovereign (5.4%)
Export Credit Bank of Turkey,
5.88%, 4/24/19 (a)	$2,850	$3,178
Turkey Government International Bond,
5.63%, 3/30/21	8,000	9,164
6.88%, 3/17/36	2,904	3,590
11.88%, 1/15/30	891	1,628
		17,560
Ukraine (4.2%)
Sovereign (4.2%)
Ukraine Government International Bond,
6.75%, 11/14/17	610	605
7.80%, 11/28/22	12,730	12,953
		13,558
Uruguay (0.7%)
Sovereign (0.7%)
Uruguay Government International Bond,
8.00%, 11/18/22	1,589	2,223

Venezuela (12.4%)
Sovereign (12.4%)
Bolivarian Republic of Venezuela,
9.25%, 5/7/28	110	106
Petroleos de Venezuela SA,
8.50%, 11/2/17	15,470	15,083
12.75%, 2/17/22	5,000	5,663
Venezuela Government International Bond,
6.00%, 12/9/20	1,340	1,122
7.65%, 4/21/25	2,850	2,508
9.00%, 5/7/23	720	693
9.25%, 9/15/27 (b)(e)	14,920	14,756
11.75%, 10/21/26	380	422
		40,353
Total Fixed Income Securities (Cost $275,226)		300,961

	No. of Warrants
Warrants (0.2%)
Nigeria (0.1%)
Central Bank of Nigeria, expires 11/15/20 (f)(g)	2,250	405

Venezuela (0.1%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20 (f)(g)	5,450	168
Total Warrants (Cost $—)		573

	Shares	Value (000)
Short-Term Investments (7.1%)
Securities held as Collateral on Loaned Securities (4.1%)
Investment Company (3.7%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (h)	12,025,668	$12,026

	Face Amount (000)
Repurchase Agreement (0.4%)
Barclays Capital, Inc., (0.15%, dated 3/28/13, due 4/1/13; proceeds $1,400; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 0.38% - 0.50% due 2/15/16 - 7/31/17; valued at $1,428)	$1,400	1,400
Total Securities held as Collateral on Loaned Securities (Cost $13,426)		13,426

	Shares
Investment Company (3.0%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (h) (Cost $9,729)	9,729,072	9,729
Total Short-Term Investments (Cost $23,155)		23,155
Total Investments (100.0%) (Cost $298,381) Including $13,147 of Securities Loaned (i)+		324,689
Liabilities in Excess of Other Assets		(26,047)
Net Assets		$298,642

R	March 28, 2013 represents the last business day of the Fund’s quarterly period.
(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 28, 2013 were approximately $13,147,000 and $13,427,000, respectively. The Fund received cash collateral of approximately $13,426,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of March 28, 2013, there was uninvested cash of approximately $1,000 which is not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	When-issued security.
(d)	Consists of one or more classes of securities traded together as a unit.
(e)	Denotes all or a portion of securities subject to repurchase under the Reverse Repurchase Agreements as of March 28, 2013.
(f)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 28, 2013.
(g)	Security has been deemed illiquid at March 28, 2013.
(h)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.

(i)	Securities are available for collateral in connection with purchase of a when-issued security, open foreign currency exchange contracts and future contracts.
+

At March 28, 2013, the U.S. Federal income tax cost basis of investments was approximately $298,381,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $26,308,000 of which approximately $27,759,000 related to appreciated securities and approximately $1,451,000 related to depreciated securities.

OJSC	Open Joint Stock Company.

Foreign Currency Exchange Contracts:

The Fund had the following foreign currency exchange contracts open at March 28, 2013:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank	RUB	96,000	$3,079	4/19/13	USD	3,093	$3,093	$14
JPMorgan Chase Bank	USD	3,116	3,116	4/19/13	RUB	96,000	3,078	(38)
			$6,195				$6,171	$(24)

COP	—	Colombian Peso
MXN	—	Mexican New Peso
MYR	—	Malaysian Ringgit
PEN	—	Peruvian Nuevo Sol
RUB	—	Russian Ruble
USD	—	United States Dollar

Futures Contract:

The Fund had the following futures contracts open at March 28, 2013:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (000)
Short:
U.S. Treasury 10 yr. Note	170	$(22,437)	Jun-13	$40

Morgan Stanley Emerging Markets Debt Fund, Inc.

Notes to the Portfolio of Investments • March 28, 2013 (unaudited)

Security Valuation: (1) Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker-dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked prices.  In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) an equity portfolio security traded on foreign exchanges, the latest reported sales price (or the exchange official closing price if such exchange reports an official closing price) or the mean between the last reported bid and asked prices may be used if there were no sales on a particular day or the latest bid price may be used if only bid prices are available; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Directors (the “Directors”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at the time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurements and Disclosures” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 28, 2013.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$25,184	$—	$25,184
Sovereign	—	275,777	—	275,777
Total Fixed Income Securities	—	300,961	—	300,961
Warrants	—	573	—	573
Short-Term Investments
Investment Company	21,755	—	—	21,755
Repurchase Agreement	—	1,400	—	1,400
Total Short-Term Investments	21,755	1,400	—	23,155
Foreign Currency Exchange Contracts	—	14	—	14
Futures Contract	40	—	—	40
Total Assets	21,795	302,948	—	324,743
Liabilities:
Foreign Currency Exchange Contracts	—	(38)	—	(38)
Total	$21,795	$302,910	$—	$324,705

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 28, 2013, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Emerging Markets Debt Fund, Inc.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
May 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
May 21, 2013

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 21, 2013